Consolidated Statements Of Cash Flows (USD $) In Thousands, unless otherwise specified	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2012	Jun. 30, 2011	Jun. 30, 2012	Jun. 30, 2011	Dec. 31, 2011
Cash flows from operating activities
Net income	$ 1,140	$ 2,080	$ 3,418	$ 2,949	$ 4,335
Adjustments required to reconcile net income to net cash provided by operating activities
Depreciation and amortization	2,231	2,039	4,436	3,987	8,477
Provision for doubtful account	721	507	1,545	1,101	2,217
Deferred taxes	(22)	(113)	144	121	248
Discount accretion and premium amortization of available- for- sale securities, net	(110)	(117)	(223)	(223)	(325)
Changes in liability for employee severance payments, net	57	(50)	72	(39)	19
Capital gains on sale of fixed assets, net					1
Stock- based compensation	45	3	88	28	117
Changes in fair value of embedded currency conversion derivatives	315	191	(312)	1,191	2,130
Loss (profit) from trading securities, net	(9)	(9)	(55)	(19)	158
Changes in assets and liabilities:
Decrease (increase) in account receivable - trade	726	(720)	(951)	(1,256)	(1,759)
Decrease (increase) in account receivable - other	567	770	52	729	626
Decrease (increase) in prepaid expenses	(536)	155	(688)	(274)	(78)
Decrease (increase) in long-term prepaid expenses	235	252	188	218	158
Increase (decrease) in account payable	(775)	(314)	(337)	1,686	17
Increase (decrease) in deferred income	(13)	(204)	288	(2,260)	(96)
Net cash provided by operating activities	4,572	4,470	7,665	7,939	16,245
Cash flows from investing activities
Investment in fixed assets	(870)	(4,236)	(3,177)	(10,770)	(14,657)
Investment in long term prepaid expenses	(1)		(14)	(13)	(27)
Investments in securities available- for- sale	(531)	(617)	(3,308)	(4,140)	(8,005)
Decrease (Increase) in trading securities, net		(31)	1,512	(1)	(231)
Proceeds from sale of fixed assets			8		29
Proceeds from securities available- for- sale	1,590	544	4,713	5,839	12,161
Net cash from (used in) investing activities	188	(4,340)	(266)	(9,085)	(10,730)
Cash flows from financing activities
Dividend paid	(3,990)		(3,990)	(2,602)	(4,163)
Net cash used in financing activities	(3,990)		(3,990)	(2,602)	(4,163)
Increase (decrease) in cash and cash equivalents	770	130	3,409	(3,748)	1,352
Balance of cash and cash equivalents at beginning of period	17,082	9,213	14,443	13,091	13,091
Balance of cash and cash equivalents at end of period	17,852	9,343	17,852	9,343	14,443
A. Non-cash transactions
Investment in fixed assets	818	1,190	818	1,190	1,293
B. Supplementary cash flow information
Income taxes paid (refunded), net	$ (751)	$ 319	$ (141)	$ 702	$ 1,694